Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments under Non-Cancelable Operating Leases
The following table presents future minimum payments under non-cancelable operating leases with initial or remaining terms in excess of one year at December 31, 2017.

	Real Estate	Equipment	Total
	(in millions)
2018	$101	$5	$106
2019	81	3	84
2020	106	2	108
2021	60	—	60
2022	57	—	57
Thereafter	236	—	236
Total minimum payments required	641	10	651
Sublease rentals under non-cancelable leases	(9)	—	(9)
Net minimum payments required	$632	$10	$642